Expense Example - Class I N Shares - TM Small Cap Multi-Style Fund	I 1 Year	I 3 Years	I 5 Years	I 10 Years	N 1 Year	N 3 Years	N 5 Years	N 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	66	348	651	1,511	92	426	783	1,790	56	317	597	1,397